Deferred compensation plans - Additional information (Detail) ¥ / shares in Units, ¥ in Millions		1 Months Ended	12 Months Ended
	May 12, 2017 ¥ / shares shares	May 31, 2017 JPY (¥)	Mar. 31, 2017 JPY (¥) ¥ / shares	Mar. 31, 2016 JPY (¥) ¥ / shares	Mar. 31, 2015 JPY (¥) ¥ / shares
SAR Plan A [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Stock option plans exercisable after grant date			2 years
Stock option plans expire after grant date			7 years
Weighted-average amounts on the grant date fair value of options granted | ¥ / shares			¥ 126	¥ 176	¥ 201
Total intrinsic values, exercised			¥ 330	¥ 435	¥ 401
Aggregate intrinsic values, outstanding			1,608
Aggregate intrinsic values, exercisable			1,355
Total unrecognized compensation cost, based on fair value			¥ 405
Weighted-average period for recognizing unrecognized compensation cost (in years)			1 year 4 months
Total fair value of awards vested					1,211
SAR Plan B [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total intrinsic values, exercised			21,014	¥ 25,059	¥ 23,673
Aggregate intrinsic values, outstanding			51,356
Aggregate intrinsic values, exercisable			14,278
Total unrecognized compensation cost, based on fair value			¥ 1,873
Weighted-average period for recognizing unrecognized compensation cost (in years)			1 year 5 months
Exercise price per share | ¥ / shares			¥ 1
Weighted-average grant date fair value per share | ¥ / shares			¥ 375	¥ 759	¥ 483
Total fair value of awards vested			¥ 23,310	¥ 20,880	¥ 27,662
SAR Plan B [Member] | Subsequent event [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Exercise price per share | ¥ / shares	¥ 1
Day of allotment	Jun. 09, 2017
Total number of SARs issued	178,407
Total number of SARs issued, shares | shares	17,840,700
SAR Plan B [Member] | Minimum [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Stock option plans exercisable after grant date			6 months
Stock option plans expire after grant date			5 years 6 months
SAR Plan B [Member] | Minimum [Member] | Subsequent event [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Vesting period	6 months
SAR Plan B [Member] | Maximum [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Stock option plans exercisable after grant date			5 years
Stock option plans expire after grant date			10 years
SAR Plan B [Member] | Maximum [Member] | Subsequent event [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Vesting period	7 years
Exercise period	5 years
SAR Plan A and SAR Plan B [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total compensation expense recognized within Non-interest expenses-Compensation and benefits			¥ 8,960	16,890	19,364
Tax benefits recognized in earnings for compensation expense			453	806	1,422
Cash received from exercise of compensation plans			400
Tax benefit realized from exercise of deferred compensation			857
NSUs and CSUs [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total compensation expense recognized within Non-interest expenses-Compensation and benefits			¥ 23,127	23,480	39,366
Deferred compensation arrangement by share-based payment award, award vesting period			5 years
NSUs [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total unrecognized compensation cost, based on fair value			¥ 2,317
Weighted-average period for recognizing unrecognized compensation cost (in years)			10 months
Total fair value of awards vested			¥ 14,267	19,860	20,116
CSUs [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total unrecognized compensation cost, based on fair value			¥ 2,009
Weighted-average period for recognizing unrecognized compensation cost (in years)			1 year
Total fair value of awards vested			¥ 15,186	18,366	15,762
NIUs [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total unrecognized compensation cost, based on fair value			¥ 1,127
Weighted-average period for recognizing unrecognized compensation cost (in years)			11 months
Total fair value of awards vested			¥ 10,802	13,725	12,966
Total compensation expense recognized within Non-interest expenses-Compensation and benefits			¥ 6,107	9,463	12,900
NIUs [Member] | Maximum [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Deferred compensation arrangement by share-based payment award, award vesting period			3 years
NSUs, CSUs and NIUs [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Tax benefits recognized in earnings for compensation expense			¥ 720	¥ 672	¥ 1,252
NSUs, CSUs and NIUs [Member] | Subsequent event [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total grant date fair value		¥ 40,000
NSUs, CSUs and NIUs [Member] | Maximum [Member] | Subsequent event [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Vesting period		7 years